UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
June 30, 2015

KELLNER MERGER FUND

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2015 (Unaudited)

Percentages represent market value as a percentage of total investments.

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/15 – 6/30/15).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Kellner Merger Fund Class A and Institutional Class, respectively.  Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

KELLNER MERGER FUND

EXPENSE EXAMPLE at June 30, 2015 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/15	6/30/15	1/1/15 – 6/30/15
Actual(2)
Class A	$1,000.00	$1,031.60	$13.95
Institutional Class	$1,000.00	$1,033.20	$12.70

Hypothetical (5% return
before expenses)(3)
Class A	$1,000.00	$1,011.06	$13.81
Institutional Class	$1,000.00	$1,012.30	$12.57

(1)
Expenses are equal to the Class A and Institutional Class annualized expense ratios of 2.77% and 2.52%, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $8.82 and $7.56 for Class A and Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $8.75 and $7.50 for Class A and Institutional Class, respectively.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited)

Shares	COMMON STOCKS – 80.1%	Value
	Administrative and Support Services – 4.9%
32,700	Baker Hughes, Inc.	$2,017,590
168,100	Orbitz Worldwide, Inc. (a)	1,919,702
		3,937,292
	Broadcasting (except Internet) – 5.2%
42,300	DIRECTV (a)(c)	3,925,017
67,400	Sirius XM Holdings, Inc. (a)(c)	251,402
		4,176,419
	Chemical Manufacturing – 4.3%
1	AbbVie, Inc.	56
1	Endo International plc (a)(b)	80
13,200	KYTHERA Biopharmaceuticals, Inc. (a)(f)	994,092
5,000	Mylan NV (a)(b)	339,300
11,400	Perrigo Co. PLC (b)	2,107,062
		3,440,590
	Clothing and Clothing Accessories Stores – 5.6%
94,500	ANN, Inc. (a)	4,563,405

	Computer and Electronic
	Product Manufacturing – 5.4%
318,300	Alcatel-Lucent – ADR (a)	1,152,246
12,000	Broadcom Corp. – Class A	617,880
43,500	Freescale Semiconductor Ltd. (a)(b)	1,738,695
59,200	Micrel, Inc.	822,880
		4,331,701
	Credit Intermediation and Related Activities – 14.8%
45,000	City National Corp. (c)	4,067,550
423,800	Hudson City Bancorp, Inc. (c)	4,187,144
261,800	Susquehanna Bancshares, Inc. (c)	3,696,616
		11,951,310
	Electrical Equipment, Appliance, and
	Component Manufacturing – 1.1%
174,000	Graftech International Ltd. (a)	863,040
	General Merchandise Stores – 11.1%
113,600	Family Dollar Stores, Inc. (c)	8,952,816

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited), Continued

Shares	COMMON STOCKS – 80.1% (Continued)	Value
	Insurance Carriers and Related Activities – 3.2%
6,000	Cigna Corp.	$972,000
18,200	HCC Insurance Holdings, Inc.	1,398,488
4,800	Montpelier Re Holdings Ltd. (b)	189,600
		2,560,088
	Machinery Manufacturing – 0.7%
6,600	Dresser-Rand Group, Inc. (a)	562,188

	Merchant Wholesalers, Nondurable Goods – 5.7%
33,000	Sigma-Aldrich Corp. (c)	4,598,550

	Miscellaneous Store Retailers – 2.0%
183,300	Office Depot, Inc. (a)	1,587,378

	Paper Manufacturing – 2.5%
43,800	MeadWestvaco Corp.	2,066,922

	Pipeline Transportation – 1.3%
17,800	The Williams Companies, Inc.	1,021,542

	Primary Metal Manufacturing – 1.5%
37,472	RTI International Metals, Inc. (a)	1,181,117

	Professional, Scientific, and Technical Services – 0.7%
13,700	Advent Software, Inc.	605,677

	Publishing Industries (except Internet) – 8.1%
18,100	Catamaran Corp. (a)(b)	1,105,548
24,000	Dealertrack Technologies, Inc. (a)	1,506,960
81,200	Informatica Corp. (a)	3,935,764
		6,548,272
	Truck Transportation – 1.1%
59,200	Quality Distribution, Inc. (a)	915,232

	Utilities – 0.9%
26,800	Pepco Holdings, Inc.	721,992
	TOTAL COMMON STOCKS (Cost $64,437,244)	64,585,531

	REITS – 7.9%
	Funds, Trusts, and Other Financial Vehicles – 2.1%
57,500	Associated Estates Realty Corp.	1,646,225

	Real Estate – 5.8%
64,100	Home Properties, Inc.	4,682,505
	TOTAL REITS (Cost $6,346,251)	6,328,730

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2015 (Unaudited), Continued

Shares	RIGHTS – 0.0%	Value
	Hospitals – 0.0%
6,500	Community Health Systems, Inc. (a)(c)	$91
	TOTAL RIGHTS (Cost $0)	91

	MONEY MARKET FUNDS – 3.8%
3,095,831	Fidelity Institutional Money Market
	Portfolio – Class I, 0.07% (d)(e)	3,095,831
	TOTAL MONEY MARKET FUNDS
	(Cost $3,095,831)	3,095,831
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $73,879,326) – 91.8%	74,010,183
	Other Assets in Excess of Liabilities – 8.2%	6,629,640
	NET ASSETS – 100.0%	$80,639,823

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2015.
(e)	All or a portion of the shares have been committed as collateral for total return swaps.
(f)	All or a portion of the security is pledged as collateral for written options.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2015 (Unaudited)

Shares	COMMON STOCKS – 37.9%	Value
	Broadcasting (except Internet) – 2.6%
6,367	Charter Communications, Inc. – Class A (a)	$1,090,349
17,171	Comcast Corp. – Class A	1,032,664
		2,123,013
	Clothing and Clothing Accessories Stores – 1.3%
64,260	Ascena Retail Group, Inc. (a)	1,070,250

	Computer and Electronic
	Product Manufacturing – 6.7%
20,183	Avago Technologies Ltd.	2,682,926
175,065	Nokia OYJ – ADR	1,199,196
15,316	NXP Semiconductors NV (a)(b)	1,504,031
		5,386,153
	Credit Intermediation and Related Activities – 11.4%
66,237	BB&T Corp.	2,670,014
35,610	M&T Bank Corp.	4,448,757
33,700	Royal Bank of Canada (b)	2,060,755
		9,179,526
	General Merchandise Stores – 2.8%
28,217	Dollar Tree, Inc. (a)	2,228,861

	Insurance Carriers and Related Activities – 0.2%
2,266	Endurance Specialty Holdings Ltd. (b)	148,876

	Miscellaneous Store Retailers – 0.7%
40,105	Staples, Inc.	614,007

	Paper Manufacturing – 5.5%
73,208	Rock-Tenn Co. – Class A	4,407,122

	Primary Metal Manufacturing – 1.5%
106,102	Alcoa, Inc.	1,183,037

	Support Activities for Mining – 1.9%
36,624	Halliburton Co.	1,577,396

	Telecommunications – 3.3%
75,129	AT&T, Inc.	2,668,582
	TOTAL COMMON STOCKS
	(Proceeds $31,320,086)	30,586,823
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $31,320,086)	$30,586,823

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

SCHEDULE OF OPTIONS WRITTEN at June 30, 2015 (Unaudited)

Contracts	CALL OPTIONS – 0.3%	Value
45	KYTHERA Biopharmaceuticals, Inc.
	Expiration: November 2015, Exercise Price: $75.00	$7,650
187	Time Warner Cable, Inc.
	Expiration: October 2015, Exercise Price: $170.00	212,245
	TOTAL CALL OPTIONS WRITTEN
	(Proceeds $144,868)	$219,895

SCHEDULE OF SWAP CONTRACTS at June 30, 2015 (Unaudited)

	Total				Net
	Return	Termi-			Unrealized
	Received/	nation		Notional	Appreciation/	Counter-
Security	Paid	Date	Shares	Amount	(Depreciation)*	party
LONG TOTAL RETURN SWAP CONTRACTS
Altera Corp.	Total return					Goldman
	of security	7/3/25	36,300	$1,855,293	$3,267	Sachs & Co.
BG Group plc	Total return					Goldman
	of security	7/2/25	92,000	1,553,234	(21,683)	Sachs & Co.
Broadcom Corp. –	Total return					Goldman
Class A	of security	7/3/25	89,500	4,735,445	(127,090)	Sachs & Co.
Catamaran Corp.	Total return					Goldman
	of security	7/3/25	64,400	3,933,874	(322)	Sachs & Co.
Dresser-Rand	Total return					Goldman
Group, Inc.	of security	7/3/25	20,800	1,771,536	208	Sachs & Co.
Hospira, Inc.	Total return					Goldman
	of security	7/3/25	49,000	4,345,810	980	Sachs & Co.
MeadWestvaco	Total return					Goldman
Corp.	of security	7/3/25	50,000	2,373,500	(14,000)	Sachs & Co.
Omnicare, Inc.	Total return					Goldman
	of security	7/3/25	24,000	2,260,080	1,920	Sachs & Co.
Pall Corp.	Total return					Goldman
	of security	7/3/25	34,700	4,444,650	(1,785)	Sachs & Co.
Polypore
International,	Total return					Goldman
Inc.	of security	7/3/25	80,600	4,830,358	(4,030)	Sachs & Co.
Time Warner	Total return					Goldman
Cable, Inc.	of security	7/3/25	43,400	7,652,288	80,290	Sachs & Co.
SHORT TOTAL RETURN SWAP CONTRACTS
Royal Dutch
Shell plc –	Total return					Goldman
Class B	of security	7/2/25	(40,976)	(1,185,293)	21,890	Sachs & Co.
					$(60,355)

* Based on the net swap contract value held at the counterparty, net unrealized depreciation is a liability on the statement of assets and liabilities.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

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KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2015 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $73,879,326)	$74,010,183
Cash	630,960
Foreign currency	11,583
Deposit at broker	36,562,582
Receivables
Securities sold	3,889,206
Dividends and interest	5,654
Swap dividends	32,550
Fund shares purchased	1,254,884
Prepaid expenses	32,258
Total assets	116,429,860
LIABILITIES
Options written, at value (premiums received $144,868)	219,895
Securities sold short (proceeds $31,320,086)	30,586,823
Payables
Securities purchased	4,691,574
Fund shares redeemed	63,549
Dividends on short positions	26,400
Swap interest	624
Swap contracts	60,355
Due to advisor	75,959
Administration and fund accounting fees	24,532
Transfer agent fees and expenses	11,316
Audit fees	9,966
Chief Compliance Officer fee	2,211
Custody fees	377
Legal fees	5,214
12b-1 distribution fees	1,684
Reports to shareholders	8,185
Accrued other expenses	1,373
Total liabilities	35,790,037
NET ASSETS	$80,639,823

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2015 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$1,482,935
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	137,788
Net asset value and redemption price per share	$10.76
Maximum offering price per share
(Net asset value per share divided by 94.25%)	$11.42
Institutional Class Shares
Net assets applicable to shares outstanding	$79,156,888
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	7,260,025
Net asset value, offering and redemption price per share	$10.90

COMPONENTS OF NET ASSETS
Paid-in capital	$77,707,281
Undistributed net investment loss	(1,103,710)
Accumulated net realized gain on investments, foreign currency, options,
securities sold short and swap contracts	3,323,170
Net unrealized appreciation/(depreciation) on:
Investments and foreign currency	115,201
Written option contracts	(75,027)
Securities sold short	733,263
Swap contracts	(60,355)
Net unrealized appreciation on investments, foreign currency,
options, securities sold short and swap contracts	713,082
Net assets	$80,639,823

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld and
issuance fees of $3,275 and $502, respectively)	$328,943
Interest	2,959
Total income	331,902
Expenses
Advisory fees (Note 4)	413,232
Administration and fund accounting fees (Note 4)	51,116
Transfer agent fees and expenses (Note 4)	24,914
Registration fees	20,942
Audit fees	9,966
Legal fees	7,186
Custody fees (Note 4)	4,643
Miscellaneous	4,568
Chief Compliance Officer fee (Note 4)	4,461
Printing and mailing expense	4,172
Trustee fees	4,092
12b-1 distribution fees – Class A (Note 5)	1,721
Total expenses before dividends on short positions
and interest expense	551,013
Dividends on short positions	269,621
Interest expense	67,143
Total expenses before fee waivers by advisor	887,777
Less: advisory fees waived by advisor (Note 4)	(53,413)
Net expenses	834,364
Net investment loss	(502,462)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, OPTIONS, SECURITIES SOLD SHORT AND SWAP CONTRACTS
Net realized gain/(loss) loss on transactions from:
Investments	3,194,882
Foreign currency	(14,140)
Purchased options	(76,824)
Written options	76,125
Securities sold short	(1,346,162)
Swap contracts	1,713,798
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency	(2,217,052)
Purchased options	(15,799)
Written options	(113,645)
Securities sold short	2,337,029
Swap contracts	(854,863)
Net realized and unrealized gain on investments, foreign currency,
options, securities sold short and swap contracts	2,683,349
Net Increase in Net Assets Resulting from Operations	$2,180,887

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

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KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(502,462)	$(426,295)
Net realized gain/(loss) on transactions from:
Investments	3,194,882	503,078
Foreign currency	(14,140)	226,618
Purchased options	(76,824)	(262)
Written options	76,125	74,665
Securities sold short	(1,346,162)	(666,878)
Swap contracts	1,713,798	36,059
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency	(2,217,052)	2,147,845
Purchased options	(15,799)	15,799
Written options	(113,645)	38,447
Securities sold short	2,337,029	(1,462,126)
Swap contracts	(854,863)	794,508
Net increase in net assets
resulting from operations	2,180,887	1,281,458
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Class A Shares	—	(14,482)
Institutional Class Shares	—	(581,946)
Total distributions to shareholders	—	(596,428)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	23,883,871	49,520,284
Total increase in net assets	26,064,758	50,205,314
NET ASSETS
Beginning of period	54,575,065	4,369,751
End of period	$80,639,823	$54,575,065
Includes undistributed net investment loss of	$(1,103,710)	$(601,248)

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:
	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Class A Shares
Shares sold	29,679	$317,161	720,835	$7,474,179
Shares issued on reinvestments
of distributions	—	—	1,409	14,482
Shares redeemed	(17,690)	(189,668)	(923,765)	(9,617,160)
Net increase/(decrease)	11,989	$127,493	(201,521)	$(2,128,499)

	Six Months Ended
	June 30, 2015		Year Ended
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Institutional Class Shares
Shares sold	4,160,900	$44,628,492	5,337,527	$55,719,659
Shares issued on reinvestments
of distributions	—	—	52,341	544,348
Shares redeemed	(1,949,371)	(20,872,114)	(441,480)	(4,615,224)
Net increase	2,211,529	$23,756,378	4,948,388	$51,648,783

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2015 (Unaudited)

Increase/(decrease) in cash—
Cash flows from operating activities:
Net increase in net assets from operations	$2,180,887
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(125,728,703)
Proceeds from sale of investment securities	63,433,236
Proceeds from short sales	43,400,954
Closed short sale transactions	(19,130,524)
Sale of short-term investments, net	9,586,879
Decrease in receivable for swap contracts	854,863
Increase in deposits at broker	(19,639,731)
Decrease in dividends and interest receivable	39,481
Increase in receivable for securities sold	(3,827,440)
Increase in prepaid expenses and other assets	(36,243)
Increase in due to Advisor	29,531
Decrease in due to broker/custodian	(131)
Increase in options written	216,635
Increase in payable for securities purchased	4,691,574
Decrease in payable for dividends on short positions	(11,838)
Decrease in accrued administration fees	(819)
Decrease in 12b-1 distribution fees	(2,392)
Decrease in custody fees	(1,284)
Decrease in transfer agent fees and expenses	(175)
Decrease in other accrued expenses	(959)
Unrealized appreciation on securities	(104,178)
Net realized gain on investments	(1,771,896)
Proceeds received through mergers	23,760,572
Net cash used in operating activities	(22,061,701)

Cash flows from financing activities:
Proceeds from shares sold	43,690,769
Payment on shares redeemed	(20,998,233)
Net cash provided by financing activities	22,692,536
Net increase in cash	630,835
Cash:
Beginning balance	125
Ending balance	$630,960

Supplemental information:
Cash paid for interest	$125,630

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Class A Shares
	Six Months			May 1,		June 29,
	Ended			2013		2012**
	June 30,		Year Ended	through		through
	2015		December 31,	December 31,		April 30,
	(Unaudited)		2014	2013*		2013
Net asset value,
beginning of period	$10.43		$10.21	$10.29		$10.00
Income from investment operations:
Net investment loss^	(0.09)		(0.13)	(0.04)		(0.12)
Net realized and unrealized
gain on investments	0.42		0.47	0.40		0.41
Total from investment operations	0.33		0.34	0.36		0.29

Less distributions:
From net realized
gain on investments	—		(0.12)	(0.44)		—
Total distributions	—		(0.12)	(0.44)		—
Net asset value, end of period	$10.76		$10.43	$10.21		$10.29

Total return	3.16	%+	3.31%	3.54	%+	2.90	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,483		$1,312	$3,343		$3,197
Ratio of expenses to average net assets:
Before fee waivers and
expense reimbursement	2.93	%++	4.75%	8.29	%++	9.23	%++
After fee waivers and
expense reimbursement	2.77	%++	2.87%	3.00	%++	2.50	%++
Ratio of net investment loss
to average net assets:
Before fee waivers and
expense reimbursement	(1.94	%)++	(3.15%)	(5.81	%)++	(8.20	%)++
After fee waivers and
expense reimbursement	(1.78	%)++	(1.27%)	(0.52	%)++	(1.47	%)++
Portfolio turnover rate	108.36	%+	214.06%	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares
	Six Months			May 1,		June 29,
	Ended			2013		2012**
	June 30,		Year Ended	through		through
	2015		December 31,	December 31,		April 30,
	(Unaudited)		2014	2013*		2013
Net asset value,
beginning of period	$10.55		$10.25	$10.31		$10.00
Income from investment operations:
Net investment loss^	(0.08)		(0.14)	(0.02)		(0.06)
Net realized and unrealized
gain on investments	0.43		0.56	0.40		0.37
Total from investment operations	0.35		0.42	0.38		0.31

Less distributions:
From net realized
gain on investments	—		(0.12)	(0.44)		—
Total distributions	—		(0.12)	(0.44)		—
Net asset value, end of period	$10.90		$10.55	$10.25		$10.31

Total return	3.32	%+	4.08%	3.73	%+	3.20	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$79,157		$53,263	$1,027		$1,100
Ratio of expenses to average net assets:
Before fee waivers and
expense reimbursement	2.68	%++	3.00%	8.03	%++	7.50	%++
After fee waivers and
expense reimbursement	2.52	%++	2.59%	2.76	%++	2.04	%++
Ratio of net investment loss
to average net assets:
Before fee waivers and
expense reimbursement	(1.68	%)++	(1.74%)	(5.53	%)++	(6.18	%)++
After fee waivers and
expense reimbursement	(1.52	%)++	(1.33%)	(0.26	%)++	(0.72	%)++
Portfolio turnover rate	108.36	%+	214.06%	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.  The Fund commenced operations on June 29, 2012.  The Fund offers Class A and Institutional Class shares.  Class A shares are subject to a maximum sales load of 5.75%.  The sales load charged decreases depending on the amount invested.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax years 2013-2014, or expected to be taken in the Fund’s 2015 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund and the Kellner Event Fund are charged for those expenses that are directly attributable to a Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.	Foreign Securities: Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.  With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold the security, will either earmark securities or maintain a segregated account with the Fund’s custodian consisting of high quality liquid securities equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

As of June 30, 2015, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Equity Contract	Options written, at value	$219,895
Equity Contract	Net depreciation on swap contracts	(60,355)

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2015 is as follows:

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contract	Realized loss on purchased options	$ (76,824)
Equity Contract	Realized gain on written options	76,125
Equity Contract	Realized gain on swap contracts	1,713,798
Equity Contract	Change in unrealized appreciation
	on purchased options	(15,799)
Equity Contract	Change in unrealized appreciation
	on written options	(113,645)
Equity Contract	Change in unrealized appreciation
	on swap contracts	(854,863)

The average monthly market values of purchased and written options during the six months ended June 30, 2015 for the Fund was $62,541 and $92,829, respectively.  The average monthly notional value of long and short total return swaps was $21,589,602 and $600,155, respectively.

Transactions in written options contracts for the six months ended June 30, 2015, are as follows:

	Contracts	Premiums Received
Beginning Balance	326	$41,878
Options written	355	197,623
Options closed	(123)	(52,755)
Options expired	(326)	(41,878)
Outstanding at June 30, 2015	232	$144,868

The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The table below shows the offsetting assets and liabilities relating to the written options and swap contracts shown on the statement of assets and liabilities.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

		Gross	Net	Gross Amounts not
	Gross	Amounts	Amounts	Offset in the Statement
	Amounts	Offset	Presented	of Assets & Liabilities
	of	in the	in the
	Recognized	Statement	Statement		Collateral
	Assets or	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Assets:
Description
None	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—

Liabilities:
Description
Written
Options	$219,895	$—	$219,895	$—	$219,895	$—
Swap
Contracts	60,355	—	60,355	—	—	60,355
	$280,250	$—	$280,250	$—	$219,895	$60,355

J.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value.  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.  Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total Return Swaps: Prices of swap contracts are provided by a pricing service approved by the Board of Trustees (“Board”) and are generally classified in level 2.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC,

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support	$3,937,292	$—	$—	$3,937,292
Finance and Insurance	14,511,398	—	—	14,511,398
Information	10,724,691	—	—	10,724,691
Manufacturing	12,445,558	—	—	12,445,558
Professional, Scientific and
Technical Services	605,677	—	—	605,677
Retail Trade	15,103,599	—	—	15,103,599
Transportation and Warehousing	1,936,774	—	—	1,936,774
Utilities	721,992	—	—	721,992
Wholesale Trade	4,598,550	—	—	4,598,550
Total Common Stocks	64,585,531	—	—	64,585,531
REITS	6,328,730	—	—	6,328,730
Rights	91	—	—	91
Money Market Funds	3,095,831	—	—	3,095,831
Total Investments in Securities	$74,010,183	$—	$—	$74,010,183
Liabilities:
Securities Sold Short	$30,586,823	$—	$—	$30,586,823
Written Option Contracts	$—	$219,895	$—	$219,895
Swap Contracts*	$—	$60,355	$—	$60,355

* Swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2015, the end of the reporting period.  During the six months ended June 30, 2015, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended June 30, 2015.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2015, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an investment advisory agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended June 30, 2015, the Fund incurred $413,232 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% and 1.50% of average daily net assets for Class A shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2015, the Advisor reduced its fees in the amount of $53,413; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Date	Amount
4/30/16	$184,895
12/31/16	157,035
12/31/17	169,027
6/30/18	53,413
$564,370

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “Transfer Agent”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended June 30, 2015, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$51,116
Transfer agency (a)	18,526
Custody	4,643
Chief Compliance Officer	4,461
(a) Does not include out-of-pocket expenses.

At June 30, 2015, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$24,532
Transfer agency (a)	8,910
Chief Compliance Officer	2,211
Custody	377
(a) Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2015, the Fund incurred distribution expenses of $1,721 for the Class A shares pursuant to the Plan.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $125,134,703 and $63,433,236, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has a credit line in the amount of $6,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the period ended June 30, 2015, the Fund did not draw upon the line of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2015 and the year ended December 31, 2014 was as follows:

	June 30, 2015	December 31, 2014
Ordinary Income	$—	$422,367
Long-Term Capital Gains	—	174,061

Ordinary income distributions may include dividends paid from short-term capital gains.

As of December 31, 2014, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$59,983,676
Gross unrealized appreciation	3,925,118
Gross unrealized depreciation	(1,590,389)
Net unrealized appreciation	2,334,729
Net unrealized depreciation on short sales
and written options	(1,565,148)
Undistributed ordinary income	193,260
Undistributed long-term capital gain	—
Total distributable earnings	193,260
Other accumulated gains/(losses)	(211,186)
Total accumulated earnings/(losses)	$751,655

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited), Continued

At December 31, 2014, the Fund deferred, on a tax basis, post-October losses of $211,186.

NOTE 9 – SUBSEQUENT EVENT – CLASS REDESIGNATION

Effective July 27, 2015, the Fund’s Class A shares were redesignated as Investor Class shares.  Effective with the redesignation, all sales charges imposed on the former Class A shares were eliminated on the Investor Class shares.  All other fees, expenses and investment minimums for the Investor Class shares remained the same as the former Class A shares.

KELLNER MERGER FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

NOTICE TO SHAREHOLDERS at June 30, 2015 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 855-535-5637.

KL-SEMI

Kellner Event Fund

Semi-Annual Report
June 30, 2015

Kellner Event Fund
Sector Allocation of Portfolio Assets at June 30, 2015 (Unaudited)

2.8%
13.2%
16.9%
16.8%
1.5%
2.0%
8.8%
11.2%
1.4%
0.6%
3.6%
1.6%
0.7%
4.7%
4.7%
9.5%
Administrative Support
Finance and Insurance
Information
Manufacturing
Mining, Quarrying, and Oil and Gas Extraction
Professional, Scientific & Technical Services
Real Estate, Rental and Leasing
Retail Trade
Transportaion and Warehousing
Utilities
Wholesale Trade
Convertible Bonds
Corporate Bonds
Municipal Bonds
Closed-End Funds
Money Market Funds

Percentages represent market value as a percentage of total investments.

Expense Example at June 30, 2015 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/15 – 6/30/15).

Actual Expenses
The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.99% and 1.74% per the operating expenses limitation agreement for the Kellner Event Fund Class A and Institutional Class, respectively. Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
EXPENSE EXAMPLE
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/15	6/30/15	1/1/15– 6/30/15
Actual (2)
Class A	$1,000.00	$1,012.00	$12.57
Institutional Class	$1,000.00	$1,011.00	$11.52

Hypothetical (5% return
before expenses) (3)
Class A	$1,000.00	$1,012.30	$11.52
Institutional Class	$1,000.00	$1,013.34	$11.53

(1)
Expenses are equal to the Class A and Institutional Class annualized expense ratios of 2.52% and 2.31%, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $9.93 and $8.68 for Class A and Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.94 and $8.70 for Class A and Institutional Class, respectively.

Kellner Event Fund
Schedule of Investments
at June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 64.8%
	Administrative and Support Services - 2.6%
2,100	Baker Hughes, Inc.	$129,570
12,000	Orbitz Worldwide, Inc. (a)	137,040
		266,610
	Broadcasting (except Internet) - 10.7%
2,000	DIRECTV (a)	185,580
56,000	Sirius XM Holdings, Inc. (a)(c)	208,880
35,010	Spanish Broadcasting System, Inc. - Class A (a)	236,318
2,600	Time Warner Cable, Inc. (f)	463,241
		1,094,019
	Chemical Manufacturing - 2.2%
1	AbbVie, Inc.	38
600	KYTHERA Biopharmaceuticals, Inc. (a)	45,186
400	Mylan NV (a)(b)	27,144
800	Perrigo Co. plc (b)	147,864
		220,232
	Clothing and Clothing Accessories Stores - 3.0%
6,400	ANN, Inc. (a)	309,056

	Computer and Electronic Product Manufacturing - 7.2%
23,400	Alcatel-Lucent - ADR (a)	84,708
2,400	Altera Corp.	122,880
6,700	Broadcom Corp. - Class A	344,982
3,000	Freescale Semiconductor Ltd. (a)(b)	119,910
4,000	Micrel, Inc.	55,600
		728,080
	Credit Intermediation and Related Activities - 9.4%
3,200	City National Corp.	289,248
29,000	Hudson City Bancorp, Inc. (c)	286,520
19,400	Susquehanna Bancshares, Inc.	273,928
41,660	WMIH Corp. (a)	108,733
		958,429
	Electrical Equipment, Appliance, and Component Manufacturing - 0.6%
11,400	Graftech International Ltd. (a)	56,544

	General Merchandise Stores - 6.3%
8,000	Family Dollar Stores, Inc. (c)	630,480

	Insurance Carriers and Related Activities - 1.6%
400	Cigna Corp.	64,800
1,200	HCC Insurance Holdings, Inc.	92,208
1,660	Syncora Holdings Ltd. (a)(b)	1,494
		158,502
	Lessors of Real Estate - 1.9%
10,000	Community Healthcare Trust, Inc. (a)	192,500

	Machinery Manufacturing - 1.7%
2,000	Dresser-Rand Group, Inc. (a)	170,360

	Merchant Wholesalers, Nondurable Goods - 3.3%
2,400	Sigma-Aldrich Corp. (c)	334,440

	Mining (except Oil and Gas) - 1.3%
10,375	Alpha Natural Resources, Inc. (a)	3,132
7,779	SunCoke Energy Partners, L.P.	133,021
		136,153

	Miscellaneous Store Retailers - 1.1%
12,800	Office Depot, Inc. (a)	110,848

	Paper Manufacturing - 3.1%
6,700	MeadWestvaco Corp.	316,173

	Pipeline Transportation - 0.7%
1,200	The Williams Companies, Inc.	68,868

	Primary Metal Manufacturing - 0.8%
2,700	RTI International Metals, Inc. (a)	85,104

	Professional, Scientific, and Technical Services - 1.8%
1,000	Advent Software, Inc.	44,210
3,600	Yahoo!, Inc. (a)	141,444
		185,654
	Publishing Industries (except Internet) - 3.7%
1,600	Dealertrack Technologies, Inc. (a)	100,464
5,600	Informatica Corp. (a)	271,432
		371,896
	Telecommunications - 0.6%
29,005	Globalstar, Inc. (a)	61,201

	Truck Transportation - 0.6%
4,000	Quality Distribution, Inc. (a)	61,840

	Utilities - 0.6%
2,200	Pepco Holdings, Inc. (c)	59,268
	TOTAL COMMON STOCKS (Cost $6,501,532)	6,576,257

	REITS - 5.0%
	Funds, Trusts, and Other Financial Vehicles - 1.1%
4,000	Associated Estates Realty Corp.	114,520

	Real Estate - 3.9%
5,000	CBL & Associates Properties, Inc.	81,000
4,300	Home Properties, Inc.	314,115
		395,115
	TOTAL REITS (Cost $520,026)	509,635

	PREFERRED STOCKS - 2.9%
	Real Estate - 2.4%
10,000	American Realty Capital Properties, Inc.	240,100

	Telecommunications - 0.5%
2,050	United States Cellular Corp.	51,537
	TOTAL PREFERRED STOCKS (Cost $270,988)	291,637

	CLOSED-END FUNDS - 4.3%
18,870	KCAP Financial, Inc.	112,843
30,026	Nuveen Floating Rate Income Opportunity Fund	323,980
	TOTAL CLOSED-END FUNDS (Cost $443,511)	436,823

Principal Amount
	CONVERTIBLE BONDS - 1.5%
	Alaska Communications Systems Group, Inc.
$130,000	6.25%, 5/1/2018	130,244
	Goodrich Petroleum Corp.
41,500	5.00%, 10/1/2032 (g)	20,958
	TOTAL CONVERTIBLE BONDS (Cost $143,799)	151,202

	CORPORATE BONDS - 0.6%
	Arch Coal, Inc.
213,814	9.875%, 6/15/2019	37,417
	Verso Paper Holdings, LLC
45,000	11.75%, 1/15/2019	26,100
	TOTAL CORPORATE BONDS (Cost $106,781)	63,517

	MUNICIPAL BONDS - 4.3%
	Commonwealth of Puerto Rico, Public Improvement Refunding Bonds, Series 2012 A, General Obligation
250,000	4.00%, 7/1/2020 (g)	167,654
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (g)	91,955
150,000	5.50%, 8/1/2022 (g)	89,691
		181,646
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, Senior Series 2011C
145,000	5.00%, 8/1/2040 (g)	88,823
	TOTAL MUNICIPAL BONDS (Cost $480,753)	438,123

Shares
	MONEY MARKET FUNDS - 8.8%
891,877	Fidelity Institutional Money Market Portfolio - Class I, 0.07% (d)(e)	891,877
	TOTAL MONEY MARKET FUNDS (Cost $891,877)	891,877

	Total Investments in Securities (Cost $9,359,267) - 92.2%	9,359,071
	Other Assets in Excess of Liabilities - 7.8%	789,402
	NET ASSETS - 100.0%	$10,148,473

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2015.
(e)	All or a portion of the shares have been committed as collateral for total return swaps.
(f)	All or a portion of the security is pledged as collateral for written options.
(g)	Security is considered illiquid. As of June 30, 2015, the value of these investments was $459,081 or 4.5% of net assets.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Kellner Event Fund
Schedule of Securities Sold Short
at June 30, 2015 (Unaudited)

Shares		Value
	COMMON STOCKS - 21.5%
	Broadcasting (except Internet) - 1.3%
400	Charter Communications, Inc. - Class A (a)	$68,500
1,010	Comcast Corp. - Class A	60,741
		129,241
	Clothing and Clothing Accessories Stores - 0.7%
4,352	Ascena Retail Group, Inc. (a)	72,483

	Computer and Electronic Product Manufacturing - 3.6%
1,331	Avago Technologies Ltd.	176,930
12,870	Nokia OYJ - ADR	88,159
1,056	NXP Semiconductors NV (a)(b)	103,699
		368,788
	Credit Intermediation and Related Activities - 6.6%
4,908	BB&T Corp.	197,841
830	Canadian Western Bank (a)(b)	19,119
2,437	M&T Bank Corp.	304,454
2,397	Royal Bank of Canada (b)	146,577
		667,991
	General Merchandise Stores - 1.6%
1,988	Dollar Tree, Inc. (a)	157,032

	Miscellaneous Store Retailers - 0.4%
2,802	Staples, Inc.	42,899

	Paper Manufacturing - 3.1%
5,210	Rock-Tenn Co. - Class A	313,642

	Primary Metal Manufacturing - 0.8%
7,645	Alcoa, Inc.	85,242

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.1%
1,386	Alibaba Group Holding Ltd. - ADR (a)	114,026

	Support Activities for Mining - 1.0%
2,352	Halliburton Co.	101,301

	Telecommunications - 1.3%
3,600	AT&T, Inc.	127,872
	TOTAL COMMON STOCKS (Proceeds $2,227,733)	2,180,517

Principal Amount
	CORPORATE BONDS - 0.9%
	Vallourec SA (b)
$100,000	2.25%, 9/30/2024	95,991
	TOTAL CORPORATE BONDS (Proceeds $113,960)	95,991

Shares
	CLOSED-END FUNDS - 0.6%
7,075	Medallion Financial Corp.	59,076
	TOTAL CLOSED-END FUNDS (Proceeds $71,488)	59,076
	Total Securities Sold Short (Proceeds $2,413,181)	$2,335,584

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR	American Depository Receipt

Kellner Event Fund
Schedule of Options Written
at June 30, 2015 (Unaudited)

Contracts		Value
	CALL OPTIONS - 0.1%
11	Time Warner Cable, Inc.
	Expiration: October 2015, Exercise Price: $170.00	$12,485
	TOTAL CALL OPTIONS WRITTEN (Proceeds $8,236)	$12,485

Kellner Event Fund
Schedule of Swap Contracts
at June 30, 2015 (Unaudited)

Security	Total Return Received/Paid	Termination Date	Shares	Notional Amount	Net Unrealized Appreciation/(Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
BG Group plc	Total return of security	7/2/2025	6,400	$108,051	$(1,508)	Goldman Sachs & Co.
Catamaran Corp.	Total return of security	7/3/2025	5,600	342,076	(28)	Goldman Sachs & Co.
Hospira, Inc.	Total return of security	7/3/2025	3,500	310,415	70	Goldman Sachs & Co.
Omnicare, Inc.	Total return of security	7/3/2025	1,600	150,672	128	Goldman Sachs & Co.
Pall Corp.	Total return of security	7/3/2025	2,400	298,800	(120)	Goldman Sachs & Co.
Polypore International, Inc.	Total return of security	7/3/2025	5,600	335,608	(280)	Goldman Sachs & Co.

SHORT TOTAL RETURN SWAP CONTRACTS
Royal Dutch Shell plc - Class B	Total return of security	7/2/2025	(2,850)	(82,441)	1,523	Goldman Sachs & Co.
					$(215)

* Based on the net swap contract value held at the counterparty, net unrealized depreciation is a liability on the statement of assets and liabilities.

Kellner Event Fund
STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2015 (Unaudited)

ASSETS
Investments in securities, at value
(identified cost $9,359,267)	$9,359,071
Foreign currency	123,675
Deposit at broker	3,110,443
Receivables
Securities sold	398,135
Dividends and interest	26,577
Dividend tax reclaim	166
Due from Advisor (Note 4)	2,361
Prepaid expenses	16,347
Total assets	13,036,775

LIABILITIES
Options written, at value (proceeds $8,236)	12,485
Securities sold short (proceeds $2,413,181)	2,335,584
Payables
Securities purchased	481,655
Dividends on short positions	1,601
Swap contracts	215
Interest	1,907
Administration and fund accounting fees	24,662
Transfer agent fees and expenses	11,216
Audit fees	10,563
Chief Compliance Officer fee	2,257
Custody fees	2,457
Legal fees	2,946
12b-1 distribution fees	2
Reports to shareholders	752
Total liabilities	2,888,302
NET ASSETS	$10,148,473

CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$2,029
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	200
Net asset value and redemption price per share	$10.15
Maximum offering price per share (Net asset value per share divided by 94.25%)	$10.77

Institutional Class Shares
Net assets applicable to shares outstanding	$10,146,444
Shares issued and outstanding [unlimited number of shares
(par value $0.01) authorized]	1,001,201
Net asset value, offering and redemption price per share	$10.13

COMPONENTS OF NET ASSETS
Paid-in capital	$9,997,977
Undistributed net investment loss	(41,718)
Accumulated net realized gain on investments, foreign currency, options, securities sold short and swap contracts	123,963
Net unrealized appreciation/(depreciation) on:
Investments and foreign currency	(4,882)
Written option contracts	(4,249)
Securities sold short	77,597
Swap contracts	(215)
Net unrealized appreciation on investments, foreign currency, options, securities sold short and swap contracts	68,251
Net assets	$10,148,473

The accompanying notes are an integral part of these financial statements.

Kellner Event Fund
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2015 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld and issuance fees of $277 and $31, respectively)	$47,750
Interest	26,778
Total income	74,528

Expenses
Advisory fees (Note 4)	75,622
Administration and fund accounting fees (Note 4)	49,154
Transfer agent fees and expenses (Note 4)	20,608
Audit fees	10,562
Custody fees (Note 4)	4,448
Chief Compliance Officer fee (Note 4)	4,443
Legal fees	4,115
Trustee fees	4,105
Registration fees	3,751
Miscellaneous	1,685
Printing and mailing expense	602
12b-1 distribution fees - Class A (Note 5)	2
Total expenses before dividends on short positions and interest expense	179,097
Dividends on short positions	27,320
Interest expense	1,203
Total expenses before reimbursement from Advisor	207,620
Less: advisory fees waived and expenses reimbursed by Advisor (Note 4)	(91,374)
Net expenses	116,246
Net investment loss	(41,718)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN CURRENCY, OPTIONS, SECURITIES SOLD SHORT AND SWAP CONTRACTS
Net realized gain/(loss) loss on transactions from:
Investments	177,006
Foreign currency	(345)
Purchased options	(5,995)
Written options	1,949
Securities sold short	(44,954)
Swap contracts	(3,698)
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency	(66,226)
Written options	(4,249)
Securities sold short	92,859
Swap contracts	(215)
Net realized and unrealized gain on investments, foreign currency, options, securities sold short and swap contracts	146,132
Net Increase in Net Assets Resulting from Operations	$104,414

The accompanying notes are an integral part of these financial statements.

Kellner Event Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	November 28, 2014*
	June 30, 2015	through
	(Unaudited)	December 31, 2014

NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(41,718)	$(6,023)
Net realized gain/(loss) on transactions from:
Investments	177,006	-
Foreign currency	(345)	-
Purchased options	(5,995)	-
Written options	1,949	-
Securities sold short	(44,954)	-
Swap contracts	(3,698)	-
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency	(66,226)	61,344
Written options	(4,249)	-
Securities sold short	92,859	(15,262)
Swap contracts	(215)	-
Net increase in net assets resulting from operations	104,414	40,059

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change
in outstanding shares (a)	-	10,004,000
Total increase in net assets	104,414	10,044,059

NET ASSETS
Beginning of period	10,044,059	-
End of period	$10,148,473	$10,044,059
Includes undistributed net investment loss of	$(41,718)	$-

(a) A summary of share transactions is as follows:

Class A Shares	Six Months Ended		November 28, 2014*
	June 30, 2015		through
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	-	$-	200	$2,000
Net increase	-	$-	200	$2,000

Institutional Class Shares
	Six Months Ended		November 28, 2014*
	June 30, 2015		through
	(Unaudited)		December 31, 2014
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	-	$-	1,001,201	$10,002,000
Net increase	-	$-	1,001,201	$10,002,000

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Kellner Event Fund
STATEMENT OF CASHFLOWS
For the Six Months Ending June 30, 2015 (Unaudited)

Increase/(decrease) in cash--

Cash flows from operating activites:
Net increase in net assets from operations	$104,414
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:

Purchases of investment securities	(11,640,615)
Proceeds from sale of investment securities	4,405,947
Proceeds from short sales	4,837,952
Closed short sale transactions	(1,677,733)
Sale of short-term investments, net	5,366,899
Increase in deposits at broker	(2,523,057)
Increase in dividends and interest receivable	(18,383)
Increase in receivable for securities sold	(398,135)
Decrease in due from Advisor	10,265
Increase in prepaid expenses and other assets	(137,653)
Increase in due to broker/custodian	1,907
Increase in options written	12,485
Increase in payable for securities purchased	462,599
Increase in payable for dividends on short positions	1,601
Increase in payable for swap contracts	215
Increase in accrued administration fees	15,861
Increase in 12b-1 distribution fees	2
Increase in custody fees	1,405
Increase in transfer agent fees and expenses	7,274
Increase in other accrued expenses	5,527
Unrealized appreciation on securities	26,633
Net realized loss on investments	(126,057)
Proceeds received through mergers	1,260,647
Net cash used in operating activies	-

Cash flows from financing activities:
Net cash provided by financing activies	-

Net increase in cash	-

Cash:
Beginning balance	-
Ending balance	$-

Supplemental information:
Cash paid for interest	$1,203
The accompanying notes are an integral part of these financial statements.

Kellner Event Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

Class A Shares

	Six Months Ended		November 28, 2014*
	June 30, 2015		through
	(Unaudited)		December 31, 2014

Net asset value, beginning of period	$10.03		$10.00

Income from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized gain on investments	0.15		0.04
Total from investment operations	0.12		0.03

Net asset value, end of period	$10.15		$10.03

Total return	1.20	% +	0.30	% +

Ratios/supplemental data:
Net assets, end of period (thousands)	$2		$2
Ratio of expenses to average net assets:
Before expense reimbursement	4.33	% ++	6.20	% ++
After expense reimbursement	2.52	% ++	1.99	% ++
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.48	%) ++	(5.51	%) ++
After expense reimbursement	(0.67	%) ++	(1.30	%) ++
Portfolio turnover rate	72.69	% +	0.00	% +

* Commencement of operations.
+ Not annualized.
++ Annualized.

The accompanying notes are an integral part of these financial statements.

Kellner Event Fund
FINANCIAL HIGHLIGHTS
For a share outstanding throughout the period

Institutional Class Shares

	Six Months Ended		November 28, 2014*
	June 30, 2015		through
	(Unaudited)		December 31, 2014

Net asset value, beginning of period	$10.03		$10.00

Income from investment operations:
Net investment loss	(0.04)		(0.01)
Net realized and unrealized gain on investments	0.14		0.04
Total from investment operations	0.10		0.03

Net asset value, end of period	$10.13		$10.03

Total return	1.10	% +	0.30	% +

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,146		$10,042
Ratio of expenses to average net assets:
Before expense reimbursement	4.12	% ++	5.95	% ++
After expense reimbursement	2.31	% ++	1.74	% ++
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.64	%) ++	(5.26	%) ++
After expense reimbursement	(0.83	%) ++	(1.05	%) ++
Portfolio turnover rate	72.69	% +	0.00	% +

* Commencement of operations.
+ Not annualized.
++ Annualized.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS at June 30, 2015 (Unaudited)

NOTE 1 - ORGANIZATION

The Kellner Event Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek to achieve positive risk-adjusted returns independent of the returns generated by the overall equity markets. The Fund commenced operations on November 28, 2014. The Fund offers Class A and Institutional Class shares. Class A shares are subject to a maximum sales load of 5.75%. The sales load charged decreases depending on the amount invested.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax year 2014, or expected to be taken in the Fund’s 2015 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund and the Kellner Merger Fund are charged for those expenses that are directly attributable to a Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.	Foreign Securities: Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic Issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing thesame security in the future at a lower price to close the short position. A short sale will be successful ifthe price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some optionsstrategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies,such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received isrecorded as a liability. The liability is marked-to-market daily to reflect the current fair value of thewritten option. When a written option expires, a gain is realized in the amount of the premiumoriginally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent they do not hold such a portfolio, will either earmark securities or maintain a segregated account with the Fund’s custodian consisting of high quality liquid securities equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fairvalue of the option contract. If an option purchased expires, a loss is realized in the amount of the cost ofthe option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements. A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets. The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations. Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily based on the value of the underlying reference entity and the change, if any, is recorded as an unrealized gain or loss. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

As of June 30, 2015, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Equity Contract	Options written, at value	$12,485
Equity Contract	Net depreciation on swap contracts	(215)

The effect of derivative instruments on the statement of operations for the six months ended June 30,2015 is as follows:

Derivative Type	Location of Gain/(Loss) on Derivatives Recognized in Income	Value
Equity Contract	Realized loss on purchased options	$(5,995)
Equity Contract	Realized gain on written options	1,949
Equity Contract	Realized loss on swap contracts	(3,698)
Equity Contract	Change in unrealized appreciation on written options	(4,249)
Equity Contract	Change in unrealized appreciation on swap contracts	(215)

The average monthly market values of purchased and written options during the six months ended June 30, 2015 for the Fund was $1,395 and $5,368, respectively. The average monthly notional value of long and short total return swaps was $295,969 and $43,705, respectively.

Transactions in written options contracts for the six months ended June 30, 2015, are as follows:

	Contracts	Premiums Received
Beginning Balance	-	$-
Options written	18	11,238
Options closed	(7)	(3,002)
Outstanding at June 30, 2015	11	$8,236

The Fund has adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The table below shows the offsetting assets and liabilities relating to the written options and swap contracts shown on the statement of assets and liabilities.

	Gross Amounts of Recognized Assets or Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged (Received)	Net Amount
Assets:
Description
None	$ -	$ -	$ -	$ -	$ -	$ -
	$ -	$ -	$ -	$ -	$ -	$ -

Liabilities:
Description
Written Options	$12,485	$ -	$12,485	$ -	$12,485	$ -
Swap Contracts	215	-	215	-	-	215
	$12,700	$ -	$12,700	$ -	$12,485	$ 215

J.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total Return Swaps: Prices of swap contracts are provided by a pricing service approved by the Board of Trustees (“Board”) and are generally classified in level 2.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Administrative Support	$266,610	$-	$-	$266,610
Finance and Insurance	1,116,931	-	-	1,116,931
Information	1,527,116	-	-	1,527,116
Manufacturing	1,576,493	-	-	1,576,493
Mining, Quarrying and Oil and Gas Extraction	136,153	-	-	136,153
Professional, Scientific and Technical Services	185,654	-	-	185,654
Real Estate, Rental and Leasing	192,500	-	-	192,500
Retail Trade	1,050,384	-	-	1,050,384
Transportation and Warehousing	130,708	-	-	130,708
Utilities	59,268	-	-	59,268
Wholesale Trade	334,440	-	-	334,440
Total Common Stocks	6,576,257	-	-	6,576,257
REITS	509,635	-	-	509,635
Preferred Stocks
Real Estate, Rental and Leasing	240,100	-	-	240,100
Information	51,537	-	-	51,537
Total Preferred Stocks	291,637	-	-	291,637
Closed-End Funds	436,823	-	-	436,823
Fixed Income
Convertible Bonds	-	151,202	-	151,202
Corporate Bonds	-	63,517	-	63,517
Municipal Bonds	-	438,123	-	438,123
Total Fixed Income	-	652,842	-	652,842
Money Market Funds	891,877	-	-	891,877
Total Investments in Securities	$8,706,229	$652,842	$-	$9,359,071

Liabilities:
Securities Sold Short	$2,239,593	$95,991	$-	$2,335,584
Written Option Contracts	$-	$12,485	$-	$12,485
Swap Contracts*	$-	$215	$-	$215

*Swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at June 30, 2015, the end of the reporting period. During the six months ended June 30, 2015, the Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended June 30, 2015.

NOTE 4 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2015, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 1.50% based upon the average daily net assets of the Fund. For the six months ended June 30, 2015, the Fund incurred $75,622 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.99% and 1.74% of average daily net assets for Class A shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2015, the Advisor reduced its fees in the amount of $91,374; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Date	Amount
12/31/17	$24,266
6/30/18	91,374
$115,640

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “Transfer Agent”) acts as the Fund’s Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.

For the six months ended June 30, 2015, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$ 49,154
Transfer agency (a)	18,047
Custody	4,448
Chief Compliance Officer	4,443
(a) Does not include out-of-pocket expenses.

At June 30, 2015, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$ 24,662
Transfer agency (a)	9,427
Chief Compliance Officer	2,257
Custody	2,457
(a) Does not include out-of-pocket expenses.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2015, the Fund incurred distribution expenses of $2 for the Class A shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2015, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $11,423,214 and $2,234,627, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund made no distributions during the six months ended June 30, 2015 or the period ended December 31, 2014.

As of December 31, 2014, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$10,018,468
Gross unrealized appreciation	64,732
Gross unrealized depreciation	(3,388)
Net unrealized appreciation	61,344
Undistributed ordinary income	-
Undistributed long-term capital gain	-
Total distributable earnings	-
Unrealized depreciation on securities sold short	(15,262)
Total accumulated earnings/(losses)	$46,082

(a) Book basis and tax basis net unrealized appreciation and cost are the same.

NOTE 8 – SUBSEQUENT EVENT - CLASS REDESIGNATION

Effective July 27, 2015, the Fund’s Class A shares were redesignated as Investor Class shares. Effective with the redesignation, all sales charges imposed on the former Class A shares were eliminated on the Investor Class shares. All other fees, expenses and investment minimums for the Investor Class shares remained the same as the former Class A shares.

NOTICE TO SHAREHOLDERS at June 30, 2015 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637). Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●   Information we receive about you on applications or other forms;
●   Information you give us orally; and/or
●   Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 855-535-5637.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                    /s/ Douglas G. Hess
                Douglas G. Hess, President

Date     9/8/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Douglas G. Hess
Douglas G. Hess, President

Date     9/8/15

By (Signature and Title)*                    /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date     9/8/15

* Print the name and title of each signing officer under his or her signature